Restricted Stock Units (Details Narrative)					12 Months Ended
	Jan. 01, 2025 shares	Dec. 31, 2024 USD ($) shares	Dec. 27, 2024 shares	Jan. 01, 2024 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Number of options vested | shares					2,300,000	207,700
Number of options vested						$ 54,197
Stock based compensation expenses						$ 877,629	$ 118,202
Issuance of private placement shares | shares		207,700			274,900	207,700
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of options vested | shares	67,200	207,700	19,200	87,600		(197,594)
Number of options vested		$ 54,197
Stock based compensation expenses					$ 18,543	$ 180,593	$ 2,279,059
Restricted Stock Units (RSUs) [Member] | Employment agreement [member]
IfrsStatementLineItems [Line Items]
Number of options vested | shares		129,194				129,194
Number of options vested		$ 63,986